Deferred Tax Balances - Summary of Composition of Unrecognised Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Unrecognised deferred tax assets
Tax losses and tax credits	$ 9,126	$ 8,572
Total unrecognised deferred tax assets	15,853	15,432
Unrecognised deferred tax liabilities
Investments in subsidiaries	2,307	2,179
Total unrecognised deferred tax liabilities	2,307	2,179
Investments in subsidiaries [member]
Unrecognised deferred tax assets
Temporary differences	1,533	1,661
Mineral rights [member]
Unrecognised deferred tax assets
Temporary differences	3,216	3,287
Other deductible temporary differences [member]
Unrecognised deferred tax assets
Temporary differences	$ 1,978	$ 1,912